Dividends on ordinary shares and buyback (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Dividends [Abstract]
Schedule of dividends on ordinary shares	Shareholders who have joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2026 interim dividend	6 August 2026
Record date for 2026 interim dividend	7 August 2026
Final date for joining or leaving the interim dividend reinvestment plan	24 August 2026
Interim 2026 dividend paid	15 September 2026